Quarterly Holdings Report
for
Fidelity® SAI U.S. Low Volatility Index Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV1-NPRT1-0425
1.9866138.110
Common Stocks - 99.9%
	Shares	Value ($)
IRELAND - 0.8%
Information Technology - 0.8%
IT Services - 0.8%
Accenture PLC Class A	297,135	114,382,118
UNITED STATES - 99.1%
Communication Services - 7.0%
Diversified Telecommunication Services - 3.1%
AT&T Inc	9,583,636	227,419,682
Verizon Communications Inc	5,626,379	221,623,069
		449,042,751
Entertainment - 0.2%
Electronic Arts Inc	321,345	39,496,514
Interactive Media & Services - 2.2%
Alphabet Inc Class A	1,213,764	247,632,131
Meta Platforms Inc Class A	87,114	60,037,227
		307,669,358
Media - 0.4%
Fox Corp Class A	463,826	23,738,615
Omnicom Group Inc	258,600	22,443,894
TEGNA Inc	221,114	4,028,697
		50,211,206
Wireless Telecommunication Services - 1.1%
T-Mobile US Inc	654,993	152,593,719
TOTAL COMMUNICATION SERVICES		999,013,548

Consumer Discretionary - 8.7%
Automobile Components - 0.1%
Gentex Corp (b)	307,705	7,975,713
Broadline Retail - 1.6%
Amazon.com Inc (c)	983,976	233,871,416
Diversified Consumer Services - 0.1%
Service Corp International/US (b)	194,623	15,203,949
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp	958,791	276,802,962
Household Durables - 0.3%
Garmin Ltd	205,529	44,363,435
Specialty Retail - 4.7%
AutoZone Inc (c)	22,833	76,495,345
Home Depot Inc/The	981,346	404,294,925
Murphy USA Inc	24,924	12,534,528
O'Reilly Automotive Inc (c)	77,530	100,356,383
TJX Cos Inc/The	187,244	23,366,179
Tractor Supply Co	720,881	39,187,091
		656,234,451
TOTAL CONSUMER DISCRETIONARY		1,234,451,926

Consumer Staples - 7.2%
Beverages - 0.6%
PepsiCo Inc	555,987	83,781,681
Food Products - 0.9%
Flowers Foods Inc	261,777	5,117,740
General Mills Inc	743,970	44,742,356
Hershey Co/The	197,379	29,458,816
Hormel Foods Corp	388,414	11,644,652
Kellanova	356,125	29,106,096
The Campbell's Company	263,369	10,210,816
		130,280,476
Household Products - 3.8%
Colgate-Palmolive Co	1,092,109	94,685,850
Kimberly-Clark Corp	450,167	58,508,205
Procter & Gamble Co/The	2,336,698	387,868,501
		541,062,556
Tobacco - 1.9%
Philip Morris International Inc	2,034,853	264,937,861
TOTAL CONSUMER STAPLES		1,020,062,574

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Coterra Energy Inc	988,104	27,390,243
DT Midstream Inc (b)	129,798	13,119,982
Expand Energy Corp	150,689	15,310,002
Exxon Mobil Corp	75,880	8,106,260
Kinder Morgan Inc	2,580,857	70,921,950
Williams Cos Inc/The	1,629,205	90,306,834
		225,155,271
Financials - 12.4%
Banks - 0.7%
Commerce Bancshares Inc/MO (b)	164,642	10,998,086
First Financial Bankshares Inc (b)	171,839	6,402,721
Glacier Bancorp Inc (b)	151,562	7,528,085
M&T Bank Corp	223,211	44,918,982
Old National Bancorp/IN	426,332	10,168,018
Prosperity Bancshares Inc	127,324	10,185,920
SouthState Corp	101,855	10,754,869
		100,956,681
Capital Markets - 1.9%
Cboe Global Markets Inc	139,852	28,575,959
CME Group Inc Class A	481,298	113,836,603
FactSet Research Systems Inc	50,844	24,120,902
Houlihan Lokey Inc Class A (b)	70,999	12,901,938
Interactive Brokers Group Inc Class A	145,469	31,630,779
Nasdaq Inc	553,097	45,542,007
SEI Investments Co	131,946	11,423,885
		268,032,073
Financial Services - 3.6%
Jack Henry & Associates Inc	97,437	16,962,807
Visa Inc Class A	1,419,565	485,207,318
Western Union Co/The	451,470	4,659,170
		506,829,295
Insurance - 6.2%
American Financial Group Inc/OH	96,444	13,170,393
Aon PLC	23,172	8,592,641
Arch Capital Group Ltd	500,595	46,590,377
Arthur J Gallagher & Co	292,845	88,386,478
Assurant Inc	69,226	14,896,743
Brown & Brown Inc	316,459	33,120,599
Chubb Ltd	502,099	136,510,676
Erie Indemnity Co Class A	33,337	13,433,144
Everest Group Ltd	57,839	20,099,631
Globe Life Inc	120,052	14,657,149
Hanover Insurance Group Inc/The	48,096	7,363,016
Marsh & McLennan Cos Inc	657,274	142,549,585
Progressive Corp/The	782,795	192,912,000
RLI Corp (b)	111,281	8,162,461
Selective Insurance Group Inc	81,308	6,840,441
The Travelers Companies, Inc.	304,649	74,693,842
W R Berkley Corp	401,825	23,639,365
Willis Towers Watson PLC	135,738	44,734,494
		890,353,035
TOTAL FINANCIALS		1,766,171,084

Health Care - 12.3%
Biotechnology - 1.9%
Amgen Inc	596,846	170,351,786
Regeneron Pharmaceuticals Inc (c)	141,835	95,452,118
		265,803,904
Health Care Equipment & Supplies - 0.7%
Becton Dickinson & Co	386,329	95,655,060
Health Care Providers & Services - 2.9%
Chemed Corp	20,116	11,305,192
UnitedHealth Group Inc	746,457	404,945,458
		416,250,650
Pharmaceuticals - 6.8%
Eli Lilly & Co	541,274	439,016,516
Johnson & Johnson	2,407,739	366,337,489
Merck & Co Inc	1,706,164	168,603,126
		973,957,131
TOTAL HEALTH CARE		1,751,666,745

Industrials - 9.4%
Aerospace & Defense - 2.7%
BWX Technologies Inc	122,190	13,798,916
General Dynamics Corp	344,675	88,574,582
Huntington Ingalls Industries Inc	52,414	10,339,185
L3Harris Technologies Inc	253,557	53,756,620
Lockheed Martin Corp	283,541	131,265,306
Northrop Grumman Corp	183,741	89,531,477
		387,266,086
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	156,759	15,595,953
Commercial Services & Supplies - 1.3%
Republic Services Inc	272,856	59,174,281
Rollins Inc	375,450	18,584,775
Waste Management Inc	488,116	107,512,430
		185,271,486
Ground Transportation - 0.1%
Landstar System Inc	47,386	7,802,579
Industrial Conglomerates - 0.9%
Honeywell International Inc	590,965	132,210,690
Machinery - 0.8%
Graco Inc	225,791	19,004,828
IDEX Corp	101,183	22,696,359
Nordson Corp	72,718	16,013,958
Otis Worldwide Corp	535,376	51,085,578
Toro Co/The	138,837	11,560,957
		120,361,680
Professional Services - 3.1%
Automatic Data Processing Inc	545,052	165,156,207
Booz Allen Hamilton Holding Corp Class A	172,675	22,275,075
Broadridge Financial Solutions Inc	155,992	37,160,414
CACI International Inc (c)	29,810	11,514,411
Exponent Inc	67,806	6,215,776
FTI Consulting Inc (c)	47,157	9,212,120
Jacobs Solutions Inc	167,358	23,451,877
Leidos Holdings Inc	180,057	25,573,496
Maximus Inc	80,432	6,055,724
Paychex Inc	428,393	63,260,794
Science Applications International Corp	68,474	7,414,365
Verisk Analytics Inc	190,362	54,717,653
		432,007,912
Trading Companies & Distributors - 0.4%
Fastenal Co	765,390	56,057,164
TOTAL INDUSTRIALS		1,336,573,550

Information Technology - 28.2%
Communications Equipment - 3.1%
Cisco Systems Inc	5,384,850	326,321,911
Juniper Networks Inc	439,954	15,336,796
Motorola Solutions Inc	222,997	104,641,342
		446,300,049
Electronic Equipment, Instruments & Components - 0.8%
CDW Corp/DE	178,536	35,553,659
Keysight Technologies Inc (c)	233,286	41,606,558
Teledyne Technologies Inc (c)	62,531	31,973,976
		109,134,193
IT Services - 3.0%
Akamai Technologies Inc (c)	202,527	20,232,447
Amdocs Ltd	154,933	13,663,541
Cognizant Technology Solutions Corp Class A	662,489	54,728,216
IBM Corporation	1,231,194	314,816,307
VeriSign Inc (c)	112,188	24,120,420
		427,560,931
Semiconductors & Semiconductor Equipment - 5.3%
NVIDIA Corp	4,451,632	534,507,455
Texas Instruments Inc	1,220,363	225,291,213
		759,798,668
Software - 11.3%
Cadence Design Systems Inc (c)	8,803	2,619,949
Dolby Laboratories Inc Class A	79,763	6,678,556
Microsoft Corp	2,681,040	1,112,792,463
Oracle Corp	2,107,639	358,425,088
Qualys Inc (c)	49,201	6,859,111
Roper Technologies Inc	143,280	82,479,132
SPS Commerce Inc (b)(c)	49,582	9,156,804
Tyler Technologies Inc (c)	57,036	34,315,139
		1,613,326,242
Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc	2,815,901	664,552,636
TOTAL INFORMATION TECHNOLOGY		4,020,672,719

Materials - 4.2%
Chemicals - 3.3%
Air Products and Chemicals Inc	297,144	99,620,497
Balchem Corp	43,364	6,936,505
Corteva Inc	925,247	60,390,872
Linde PLC	642,518	286,640,131
		453,588,005
Construction Materials - 0.3%
Vulcan Materials Co	176,510	48,390,216
Containers & Packaging - 0.6%
Amcor PLC (b)	1,931,824	18,777,329
AptarGroup Inc	88,733	13,944,391
Avery Dennison Corp	107,620	19,988,263
Packaging Corp of America	119,177	25,344,181
Silgan Holdings Inc (b)	108,467	5,967,854
Sonoco Products Co (b)	131,330	6,256,561
		90,278,579
TOTAL MATERIALS		592,256,800

Real Estate - 3.9%
Real Estate Management & Development - 0.3%
CoStar Group Inc (c)	547,755	41,958,033
Residential REITs - 0.8%
American Homes 4 Rent Class A (b)	420,547	14,563,542
Equity LifeStyle Properties Inc	249,297	16,316,488
Equity Residential	456,014	32,208,269
Essex Property Trust Inc	85,822	24,422,367
Mid-America Apartment Communities Inc	156,215	23,835,285
		111,345,951
Retail REITs - 0.0%
Agree Realty Corp	134,191	9,738,241
Realty Income Corp	197,151	10,772,331
		20,510,572
Specialized REITs - 2.8%
American Tower Corp	624,295	115,463,360
Crown Castle Inc	580,836	51,857,038
CubeSmart	300,998	12,551,617
Digital Realty Trust Inc	234,772	38,469,740
Equinix Inc	126,902	115,945,281
Public Storage Operating Co	210,534	62,840,188
		397,127,224
TOTAL REAL ESTATE		570,941,780

Utilities - 4.3%
Electric Utilities - 3.2%
Alliant Energy Corp	342,834	20,186,066
American Electric Power Co Inc	711,225	69,956,091
Duke Energy Corp	1,031,845	115,556,322
Exelon Corp	1,336,585	53,463,400
IDACORP Inc	71,179	7,825,418
Pinnacle West Capital Corp	151,781	13,198,876
Southern Co/The	1,461,460	122,689,567
Xcel Energy Inc	745,148	50,073,946
		452,949,686
Gas Utilities - 0.1%
Atmos Energy Corp	84,793	12,083,851
MDU Resources Group Inc	272,514	4,856,199
		16,940,050
Multi-Utilities - 1.0%
Ameren Corp	356,624	33,593,981
CMS Energy Corp	399,276	26,352,216
Consolidated Edison Inc	462,238	43,330,190
WEC Energy Group Inc	422,467	41,934,074
		145,210,461
TOTAL UTILITIES		615,100,197

TOTAL UNITED STATES		14,132,066,194
TOTAL COMMON STOCKS (Cost $10,038,397,234)		14,246,448,312

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $1,323,907)	4.46	1,327,000	1,324,337

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	3,357,864	3,358,535
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	16,853,302	16,854,988
TOTAL MONEY MARKET FUNDS (Cost $20,213,523)			20,213,523

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,059,934,664)	14,267,986,172
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,597,449)
NET ASSETS - 100.0%	14,262,388,723

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	40	Mar 2025	12,134,500	329,517	329,517
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	Mar 2025	3,900,000	131,715	131,715

TOTAL FUTURES CONTRACTS					461,232
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $898,194.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,085,748	116,662,481	128,389,694	133,529	-	-	3,358,535	3,357,864	0.0%
Fidelity Securities Lending Cash Central Fund	16,252,874	67,093,248	66,491,134	2,022	-	-	16,854,988	16,853,302	0.1%
Total	31,338,622	183,755,729	194,880,828	135,551	-	-	20,213,523	20,211,166

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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